Financial Assets and Liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade debtors	$ 1,872	$ 1,739
Funds receivable from Development and Commercialization Agreement	15,000
Income tax and tax incentives recoverable		1,511
Foreign withholding tax recoverable	471	471
Security deposit	250	250
Sundry debtors	45	2
Other recoverable taxes (Goods and services tax and value-added tax)	215	86
Interest receivables	4	1
Trade and other receivables	$ 17,857	$ 4,060